PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Property And Equipment Net Details Narrative
Depreciation expense	$ 84,838	$ 19,996